UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811- 02258
Boston Income Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2005

Item 1. Schedule of Investments

Boston Income Portfolio                                                                                                                          as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans — 1.4% (1)

	Principal
Security	Amount	Value
Auto and Parts — 0.3%
Delphi Corp., Term Loan, 9.91%, Maturing 6/14/11	$5,300,000	$5,478,875
		$5,478,875
Beverage, Food and Tobacco — 0.3%
New World Pasta, Term Loan B, 14.25%, Maturing 1/28/06	4,675,457	4,636,496
		$4,636,496
Building Materials — 0.6%
Masonite International, Term Loan, 9.38%, Maturing 10/6/06	10,700,000	10,700,000
		$10,700,000
Lodging and Casinos — 0.1%
Resorts International Holdings, LLC, Term Loan, 9.23%, Maturing 3/22/13	1,050,000	1,058,039
		$1,058,039
Utility-Electric Power Generation — 0.1%
Mirant Corp., Revolving Term Loan, 364 day credit agreement with trade date 7/17/2001 (2)	2,400,000	2,038,750
		$2,038,750
Total Senior, Floating Rate Loans (identified cost $23,650,832)		$23,912,160

Corporate Bonds & Notes — 88.3%

	Principal
	Amount
Security	(000’s omitted)	Value
Aerospace and Defense — 0.5%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,244,750
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,620,875
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	1,065	1,072,987
L-3 Communications Corp., Sr. Sub. Notes, 6.375%, 10/15/15 (3)	1,795	1,826,412
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14 (3)	515	545,900
		$8,310,924
Airlines — 1.5%
American Airlines, 7.80%, 10/1/06	10,535	10,121,051
American Airlines, 7.858%, 10/1/11	1,535	1,638,479
American Airlines, 8.608%, 4/1/11	695	668,631
AMR Corp., 9.00%, 8/1/12	9,735	7,836,675
Continental Airlines, 7.033%, 6/15/11	3,920	3,370,125
Delta Air Lines, 7.779%, 11/18/05	265	95,566
Delta Air Lines, 8.30%, 12/15/29	1,125	258,750

Delta Air Lines, 9.50%, 11/18/08 (3)	$2,880	$2,289,600
Northwest Airlines, Inc., 8.875%, 6/1/06	730	500,050
		$26,778,927
Apparel — 0.6%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	1,945	1,779,675
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	2,345	2,397,762
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,840,050
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,350,000
		$10,367,487
Auto and Parts — 3.9%
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13 (3)	1,800	1,890,000
Dana Credit Corp., 8.375%, 8/15/07 (3)	1,815	1,878,443
Delphi Corp., 6.55%, 6/15/06	7,690	7,584,262
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	371,925
Ford Motor Credit Co., 7.875%, 6/15/10	22,005	22,232,004
General Motors Acceptance Corp., 6.125%, 9/15/06	980	986,722
General Motors Acceptance Corp., 7.00%, 2/1/12	7,160	6,889,130
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,547,750
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13 (3)	3,882	3,435,570
Rexnord Corp., 10.125%, 12/15/12	1,065	1,171,500
Tenneco Automotive, Inc., 8.625%, 11/15/14	4,385	4,604,250
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,377,650
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,475,625
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,961,325
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05 (2)	3,683	9,207
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	3,220	3,123,400
		$66,538,763
Broadcast Media — 2.5%
CanWest Media, Inc., 8.00%, 9/15/12	19,247	20,521,632
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,050	5,529,750
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12 (3)	2,855	3,147,637
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14 (3)	11,690	13,443,500
		$42,642,519
Broadcasting and Cable — 6.3%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06 (2)	13,155	11,280,412
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32 (2)	8,160	6,997,200
Century Communications, Sr. Notes, 8.75%, 10/1/07 (2)	1,375	1,388,750
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12	415	264,562
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11	1,040	819,000

Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10	$11,085	$11,500,687
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10	1,910	1,594,850
Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., Sr. Notes, 11.125%, 1/15/11	4,195	3,366,487
CSC Holdings, Inc., Sr. Notes, 6.75%, 4/15/12 (3)	5,355	5,207,737
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,581
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	1,845	1,868,062
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14	625	679,687
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11	20,845	21,314,012
Kabel Deutschland GMBH, 10.625%, 7/1/14 (3)	10,160	11,277,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,523,200
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,651,312
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	6,950	5,325,437
Nextmedia Operating, Inc., 10.75%, 7/1/11	3,820	4,187,675
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR 2,456	3,192,108
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11	5,073	5,656,395
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11 (4)	EUR 2,470	3,311,713
Paxson Communications Corp., 10.75%, 7/15/08	2,220	2,208,900
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09	2,275	2,172,625
		$108,803,992
Building and Construction-Miscellaneous — 0.2%
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	567	633,622
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	2,425	2,534,125
		$3,167,747
Building Materials — 1.9%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12 (3)	1,740	1,557,300
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	993,950
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	3,507	3,910,305
Koppers, Inc., 9.875%, 10/15/13	75	82,125
National Waterworks, Inc., Series B, 10.50%, 12/1/12	4,415	5,187,625
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	9,160	8,965,350
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14 (3)	4,145	2,383,375
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	4,460	3,924,800
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12 (3)	5,635	5,606,825
		$32,611,655

Business Products and Services — 1.1%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$2,525	$2,550,250
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,275	6,667,187
NSP Holdings/NSP Holdings Capital Corp., Sr. Notes (PIK), 11.75%, 1/1/12	8,118	7,935,512
Safety Products Holdings, Sr. Notes (PIK), 11.75%, 1/1/12 (3)	1,605	1,592,962
		$18,745,911
Business Services — 1.4%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	2,000	2,180,000
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	9,216,900
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	5,265	5,422,950
FTI Consulting, Sr. Notes, 7.625%, 6/15/13 (3)	1,780	1,817,825
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15 (3)	3,695	3,565,675
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,890	2,069,550
		$24,272,900
Chemicals — 4.7%
Avecia Group PLC, 11.00%, 7/1/09	493	507,174
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	4,924	5,588,740
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14 (3)	2,760	2,866,950
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	4,405,825
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	12,550	14,056,000
Hercules, Inc., 11.125%, 11/15/07	1,725	1,957,875
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,158,237
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,363,194
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14 (3)	1,135	1,171,887
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,884,631
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,190,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13 (3)	4,620	5,058,900
OM Group, Inc., 9.25%, 12/15/11	13,060	13,386,500
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	35	35,262
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,950	4,266,000
PQ Corp., 7.50%, 2/15/13 (3)	1,895	1,904,475
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	8,110	8,779,075
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,465	2,742,312
		$81,323,037
Computer Software & Services — 2.3%
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13 (3)	11,735	12,248,406
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15 (3)	7,820	8,142,575
UGS Corp., 10.00%, 6/1/12	16,680	18,598,200
		$38,989,181

Consumer Products — 1.0%
Fedders North America, Inc., 9.875%, 3/1/14	$3,895	$2,784,925
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,558,125
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,730	1,254,250
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	5,855	6,338,037
Spectrum Brands, Inc., 7.375%, 2/1/15	4,645	4,610,162
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,689	1,815,675
		$18,361,174
Consumer Services — 0.3%
Service Corp. International, Sr. Notes, 7.00%, 6/15/17 (3)	5,065	5,223,281
		$5,223,281
Containers and Packaging — 2.3%
Crown Euro Holdings SA, 9.50%, 3/1/11	1,545	1,707,225
Crown Euro Holdings SA, 10.875%, 3/1/13	13,895	16,361,363
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	5,019,390
Pliant Corp. (PIK), 11.625%, 6/15/09 (3)	3,387	3,683,270
Pliant Corp., Sr. Notes, 11.125%, 9/1/09	2,970	2,880,900
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	4,660	4,485,250
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	3,400	3,570,000
US Can Corp., Sr. Notes, 10.875%, 7/15/10	1,435	1,535,450
		$39,242,848
Electronics / Electrical — 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15	2,250	2,172,024
		$2,172,024
Energy — 0.1%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.41%, 12/15/11 (3)	2,335	2,299,975
		$2,299,975
Energy Services — 0.5%
Port Arthur Finance Corp., 12.50%, 1/15/09	7,686	8,723,224
		$8,723,224
Entertainment — 2.8%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	4,590	4,658,850
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14 (3)	12,530	12,279,400
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,335	5,787,700
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	17,995	20,761,731
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10	1,315	1,387,325
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.96%, 5/1/10	3,060	3,213,000
		$48,088,006

Equipment Leasing — 1.3%
Greenbrier Cos., Inc. (The), Sr. Notes, 8.375%, 5/15/15 (3)	$6,785	$7,107,288
Neff Rental/Neff Finance, 11.25%, 6/15/12 (3)	5,005	5,205,200
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,192,550
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	8,885	8,418,538
		$21,923,576
Financial Services — 0.2%
Residential Capital Corp., 6.875%, 6/30/15 (3)	2,855	2,977,537
		$2,977,537
Foods — 1.7%
American Seafood Group, LLC, 10.125%, 4/15/10	6,840	7,370,100
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	7,475	5,456,750
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	7,480	6,844,200
Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875%, 8/1/11	1,000	1,065,000
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	7,107,900
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,161,695
		$30,005,645
Health Services — 3.2%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15 (3)	5,840	6,278,000
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,706,650
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,160,850
Healthsouth Corp., 7.625%, 6/1/12	5,310	5,230,350
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	3,385	3,406,156
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12 (3)	3,920	4,165,000
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	11,267,200
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,750	1,890,000
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,783,225
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,756,000
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	7,820	8,543,350
		$55,186,781
Household Products — 0.1%
Del Laboratories, Inc., Sr. Sub Notes, 8.00%, 2/1/12	2,990	2,436,850
		$2,436,850

Information Technology — 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	1,090	1,106,350
$1,106,350

Investment Services — 1.1%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$4,690	$5,006,575
Refco Finance Holdings, 9.00%, 8/1/12	13,700	14,864,500
		$19,871,075
Lodging — 1.0%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 7.78%, 6/1/11	2,170	2,273,075
Host Marriot L.P., Series O, 6.375%, 3/15/15	730	726,350
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	12,683	13,602,518
		$16,601,943
Lodging and Gaming — 4.1%
CCM Merger, Inc., 8.00%, 8/1/13 (3)	4,355	4,458,431
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09 (3)	6,630	8,138,592
Eldorado Casino Shreveport, 10.00%, 8/1/12	659	659,137
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	8,100	9,385,875
Majestic Star Casino LLC, 9.50%, 10/15/10	5,930	6,115,313
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,442,781
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	5,765	5,613,669
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	705	714,694
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	3,135	3,268,238
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12 (3)	2,000	2,085,000
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	14,885	15,182,700
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12 (3)	11,770	12,593,900
Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,040	1,017,900
		$71,676,230
Machinery — 1.9%
Altra Industrial Motion, Inc., 9.00%, 12/1/11 (3)	1,090	1,035,500
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	9,255	10,064,813
Flowserve Corp., 12.25%, 8/15/10	2,067	2,211,690
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	870,545
Milacron Escrow Corp., 11.50%, 5/15/11	9,250	9,435,000
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	8,790	8,394,450
		$32,011,998
Manufacturing — 2.4%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11 (3)	9,410	10,209,850
Dresser, Inc., 9.375%, 4/15/11	10,965	11,568,075
Goodman Global Holdings, Sr. Notes, Variable Rate, 6.41%, 6/15/12 (3)	2,650	2,676,500
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	3,829,550
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06	1,275	1,185,750
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	3,515	3,778,625
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	5,445	4,002,075
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	640	622,400

Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09 (3)	$3,467	$3,553,675
		$41,426,500
Medical Products — 1.4%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	6,905	3,556,075
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,699,500
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	3,710	4,006,800
Medquest, Inc., 11.875%, 8/15/12	6,770	6,634,600
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,915	4,755,263
		$23,652,238
Metals-Aluminum — 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15 (3)	5,635	5,789,963
		$5,789,963
Metals-Industrial — 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,085	3,223,825
		$3,223,825
Metals-Steel — 0.5%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	3,829	4,537,365
Oregon Steel Mills, Inc., 10.00%, 7/15/09	4,193	4,570,370
		$9,107,735
Mining-Coal — 0.1%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	2,155	2,402,825
		$2,402,825
Oil and Gas-Equipment and Services — 4.3%
ANR Pipeline Co., 8.875%, 3/15/10	1,575	1,726,490
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	3,800	4,256,000
Giant Industries, 8.00%, 5/15/14	3,750	3,956,250
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	15,320	13,864,600
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	3,190	3,421,275
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,714,100
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	3,485	3,972,900
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,491,250
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,710	1,859,625
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,649,245
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,863,769
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,293,497
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12 (3)	1,420	1,341,900
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	12,278,250

United Refining Co., Sr. Notes, 10.50%, 8/15/12	$6,345	$6,662,250
United Refining Co., Sr. Notes, 10.50%, 8/15/12 (3)	1,795	1,884,750
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,286,200
		$74,522,351
Oil and Gas-Exploration and Production — 0.7%
Clayton Williams Energy, Inc., Sr. Notes, 7.75%, 8/1/13 (3)	1,795	1,799,488
El Paso Corp., Sr. Notes, 7.625%, 8/16/07 (3)	3,555	3,661,650
El Paso Production Holding Co., 7.75%, 6/1/13	830	884,988
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13 (3)	1,815	1,905,750
Petrobras International Finance Co., 7.75%, 9/15/14	885	933,675
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,570,700
		$11,756,251
Other Energy — 0.4%
Inergy L.P./ Finance, Sr. Notes, 6.875%, 12/15/14 (3)	6,735	6,633,975
		$6,633,975
Paper — 0.2%
JSG Funding PLC, Sr. Sub. Notes, 7.75%, 4/1/15	3,325	2,842,875
		$2,842,875
Paper and Forest Products — 2.7%
Caraustar Industries, Inc., 7.375%, 6/1/09	715	720,363
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	9,690	9,908,025
Georgia-Pacific Corp., 9.375%, 2/1/13	4,495	5,101,825
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,651,600
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,755	4,826,325
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	5,400	4,995,000
NewPage Corp., 10.00%, 5/1/12 (3)	12,645	12,897,900
Norske Skog Canada Ltd., Sr. Notes, Series D, 8.625%, 6/15/11	1,780	1,851,200
		$46,952,238
Printing and Business Products — 0.5%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	1,477	1,580,551
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	6,443	6,893,526
		$8,474,077
Printing and Publishing — 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14 (3)	2,340	2,299,050
		$2,299,050
Publishing — 2.0%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	13,246	13,477,805
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,233,906
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	8,097,440
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	9,565	10,473,675
		$34,282,826

Recycling — 0.3%
Aleris International, Inc., 9.00%, 11/15/14	$3,254	$3,424,835
Aleris International, Inc., Sr. Notes, 10.375%, 10/15/09	1,795	1,987,963
		$5,412,798
REITS — 0.2%
Ventas Realty L.P./Capital Corp., Sr. Notes, 7.125%, 6/1/15 (3)	2,505	2,661,563
		$2,661,563
Retail-Food and Drug — 0.9%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,351,963
Rite Aid Corp., 7.125%, 1/15/07	5,975	6,034,750
Rite Aid Corp., 8.125%, 5/1/10	3,560	3,689,050
		$15,075,763
Satellite Communications — 2.5%
Inmarsat Finance PLC, 7.625%, 6/30/12	4,495	4,781,289
Intelsat Bermuda Ltd., Sr. Notes, 8.25%, 1/15/13 (3)	4,375	4,593,750
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 8.695%, 1/15/12 (3)	9,150	9,378,750
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	13,105	12,482,513
New Skies Satellites NV, Sr. Notes, Variable Rate, 8.539%, 11/1/11	3,330	3,479,850
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	5,340	5,526,900
PanAmSat Corp., 9.00%, 8/15/14	2,929	3,251,190
		$43,494,242
Semiconductors — 1.8%
Advanced Micro Devices, Inc., 7.75%, 11/1/12	12,620	12,840,850
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	3,780	3,316,950
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	16,695	14,274,225
		$30,432,025
Textiles and Apparel — 2.0%
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	4,165	4,394,075
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	11,895	13,411,613
Levi Strauss & Co., Sr. Notes, Variable Rate, 8.254%, 4/1/12	4,395	4,416,975
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,105	6,578,138
Quiksilver, Inc., Sr. Notes, 6.875%, 4/15/15 (3)	5,800	5,872,500
		$34,673,301
Transportation — 1.4%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12 (3)	7,455	8,014,125
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13 (3)	3,975	3,219,750
Horizon Lines, LLC, 9.00%, 11/1/12 (3)	4,805	5,177,388
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,600	1,638,000
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	1,290	1,194,863

Quality Distribution LLC/QD Capital, Variable Rate, 8.099%, 1/15/12 (3)	$3,045	$2,911,781
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,855	2,193,538
		$24,349,445
Utility-Electric Power Generation — 4.4%
AES Corp., Sr. Notes, 8.75%, 5/15/13 (3)	3,555	3,954,938
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	361,445
AES Corp., Sr. Notes, 9.00%, 5/15/15 (3)	1,890	2,116,800
AES Corp., Sr. Notes, 9.375%, 9/15/10	4,521	5,153,940
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,907	3,403,408
Calpine Corp., 8.75%, 7/15/13 (3)	6,655	4,991,250
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	1,975	1,826,875
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	9,281	9,304,203
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	710	568,000
Dynegy Holdings, Inc., 7.625%, 10/15/26	5,990	5,870,200
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13 (3)	3,185	3,646,825
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,276,000
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13	4,123	4,432,225
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	17,092,925
Reliant Energy, Inc., 9.25%, 7/15/10	1,480	1,628,000
Reliant Energy, Inc., 9.50%, 7/15/13	4,730	5,285,775
		$75,912,809
Waste Management — 1.4%
Allied Waste North America, Series B, 8.875%, 4/1/08	9,405	9,969,300
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,902,713
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13 (3)	4,075	3,850,875
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14 (3)	6,285	6,316,425
		$25,039,313
Wireless Communication Services — 5.7%
AirGate PCS, Inc., 9.375%, 9/1/09	3,500	3,714,375
AirGate PCS, Inc., Variable Rate, 7.349%, 10/15/11	1,785	1,865,325
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	8,050	9,026,063
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	13,155	15,062,475
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	1,244	1,315,530
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	15,940	18,032,125
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12 (3)	1,800	1,858,500
IWO Escrow Co., Sr. Disc. Notes, 10.75%, (0.00% until 2010) 1/15/15 (3)	3,590	2,584,800
IWO Escrow Co., Variable Rate, 7.349%, 1/15/12 (3)	965	989,125
IWO Holdings, Inc., 14.00%, 1/15/11 (2)	5,600	0
Rogers Wireless, Inc., 7.50%, 3/15/15	5,700	6,255,750
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,215,025

Rogers Wireless, Inc., Variable Rate, 6.535%, 12/15/10	$5,465	$5,717,756
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,100	2,859,750
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09 (3)	2,600	2,707,250
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	9,222,281
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	12,535	14,352,575
		$98,778,705
Wireline Communication Services — 3.2%
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	12,575	12,386,375
Qwest Capital Funding, Inc., 6.375%, 7/15/08	3,200	3,152,000
Qwest Capital Funding, Inc., 7.00%, 8/3/09	1,275	1,259,063
Qwest Capital Funding, Inc., 7.90%, 8/15/10	2,870	2,898,700
Qwest Communications International, Inc., 7.25%, 2/15/11	2,180	2,136,400
Qwest Communications International, Inc., Sr. Notes, 7.50%, 2/15/14 (3)	15,785	15,311,450
Qwest Corp., Sr. Notes, 7.625%, 6/15/15 (3)	3,500	3,631,250
Qwest Corp., Sr. Notes, 7.875%, 9/1/11	5,300	5,551,750
Qwest Services Corp., 13.50%, 12/15/10	7,782	8,988,210
U.S. West Communications, Debs., 7.20%, 11/10/26	670	606,350
		$55,921,548
Total Corporate Bonds & Notes (identified cost $1,465,129,809)		$1,525,579,801

Convertible Bonds — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Amkor Technologies, Inc., 5.75%, 6/1/06	$2,290	$2,198,400
Kerzner International Ltd., 2.375%, 4/15/24 (3)	3,595	4,183,681
L-3 Communications Corp., 3.00%, 8/1/35 (3)(4)	3,235	3,307,787
Nortel Networks Ltd., 4.25%, 9/1/08	16,340	15,339,175
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,424,519
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,750	1,669,062
XM Satellite Radio, Inc., 1.75%, 12/1/09 (3)	3,450	3,290,438
Total Convertible Bonds (identified cost, $30,671,936)		$31,413,062

Common Stocks — 1.9%

Security	Shares	Value
Broadcasting and Cable — 0.8%
NTL, Inc. (5)	96,547	$6,432,927
Telewest Global, Inc. (5)	312,293	6,976,626
		$13,409,553
Lodging and Gaming — 0.7%
Kerzner International, Ltd. (5)	35,000	2,091,250
Peninsula Gaming LLC, Convertible Preferred Membership Interests (4)(5)(6)	6,338	38,027
Shreveport Gaming Holdings, Inc.	4,453	6,412
Trump Atlantic City (4)(5)	8,960,000	344,960
Trump Entertainment Resorts, Inc. (5)	562,002	10,627,458
		$13,108,107
Wireless Communication Services — 0.4%
Crown Castle International Corp. (5)	62,704	1,364,125
IWO Holdings, Inc. (4)(5)	175,000	5,862,500
		$7,226,625
Total Common Stocks (identified cost $24,334,651)		$33,744,285

Convertible Preferred Stocks — 1.0%

Security	Shares	Value
Oil and Gas-Equipment and Services — 0.4%
Chesapeake Energy Corp.	13,925	$2,294,144
Williams Holdings of Delaware (3)	51,125	5,112,500
		$7,406,644
Utility-Electric Power Generation — 0.1%
NRG Energy, Inc. (3)	1,255	1,394,305
		$1,394,305
Wireless Communication Services — 0.5%
Crown Castle International Corp., (PIK)	174,523	8,682,519
		$8,682,519
Total Convertible Preferred Stocks (identified cost $12,893,933)		$17,483,468

Warrants — 0.2%

Security	Shares	Value
Broadcasting and Cable — 0.0%
Ono Finance PLC, Exp. 3/16/11 (3)(4)(5)	2,520	$0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	3,440	0
Ono Finance PLC, Exp. 5/31/09 (4)(5)	1,200	0
		$0
Exercise Equipment — 0.0%
HF Holdings, Inc., Exp. 9/27/09 (4)(5)	3,400	0
		$0
Manufacturing — 0.1%
Mueller Holdings, Inc., Exp. 4/15/14 (3)(5)	3,070	1,105,967
		$1,105,967
Printing and Business Products — 0.0%
Merrill Corp., Class A, Exp. 1/1/10 (3)(4)(5)	3,182	0
		$0
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06 (4)(5)(6)	845	9
		$9
Semiconductors — 0.0%
Asat Finance, Exp. 11/1/06 (3)(4)(5)	3,900	585
		$585
Transportation — 0.0%
Quality Distribution, Inc., Exp.1/15/07 (4)(5)	817	9,526
		$9,526
Wireless Communication Services — 0.1%
American Tower Corp., Exp. 8/1/08 (3)(5)	4,825	1,555,757
		$1,555,757
Total Warrants (identified cost $654,314)		$2,671,844

Commercial Paper — 4.7%

	Principal
	Amount
Security	(000’s omitted)	Value
American General Finance Corp., 3.25%, 8/2/05	$13,096	$13,094,818
Barclays US Funding, LLC, 3.25%, 8/1/05	20,000	20,000,000
General Electric Capital Corp., 3.29%, 8/1/05	48,005	48,005,000
Total Commercial Paper (at amortized cost, $81,099,818)		$81,099,818

Short-Term Investments — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.30%, 8/1/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 99.4% (identified cost $1,640,435,293)		$1,717,904,438
Other Assets, Less Liabilities — 0.6%		$10,751,623
Net Assets — 100.0%		$1,728,656,061

EUR	—	Euro
PIK	—	Payment In Kind.
(1)

Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Defaulted security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $338,784,494 or 19.6% of the Portfolio’s net assets.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(5)		Non-income producing security.
(6)		Restricted security.

A summary of financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement		In Exchange For	Net Unrealized
Date(s)	Deliver	(in U.S. dollars)	Depreciation
8/31/05	Euro
	5,551,731	$6,698,163	$(52,777)
		$6,698,163	$(52,777)

At July 31, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,644,678,929
Gross unrealized appreciation	$93,234,375
Gross unrealized depreciation	(20,008,866)
Net unrealized appreciation	$73,225,509

The net unrealized depreciation on foreign currency at July 31, 2005 on a federal income basis was $10,037.

Restricted Securities

At July 31, 2005, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	38,027
New World Coffee, Exp. 6/15/06	1/06/03-5/13/03	845	0	9
			$0	$38,036

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 27, 2005